COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Related parties	$ 1,440,695	$ 1,308,051	$ 831,502
General operating	6,687,459	5,288,994	5,395,422
Accrued interest on debt	3,002,630	3,002,630	2,095,955
Credit card balances	148,568	148,568	167,517
Accrued payroll and other expenses	2,238,858	1,911,997	951,022
Taxes and fees payable	642,640	642,640	642,640
Total	$ 14,160,850	$ 12,918,573	$ 10,084,058